REVENUE- Disclosure of detailed information about revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [Abstract]
Silver sales	$ 267.3	$ 127.3
Gold sales	156.0	92.3
Lead sales	27.9	0.0
Zinc sales	21.6	0.0
Copper sales	2.8	0.0
Other metals sales	0.9	0.0
Less: smelting and refining costs	(9.0)	(2.0)
Revenue	$ 467.5	$ 217.6